STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Agricultural & Farm Machinery - 1.0%
Deere & Co.	371	$176,804

Apparel Retail - 2.0%
Ross Stores, Inc.	1,117	168,176
TJX Cos., Inc.	1,377	171,835
		340,011

Application Software - 11.0%
Adobe, Inc. (a)	337	147,421
Atlassian Corp. - Class A (a)	656	201,247
Autodesk, Inc. (a)	593	184,624
Cadence Design Systems, Inc. (a)	564	167,858
Datadog, Inc. - Class A (a)	1,133	161,690
Fair Isaac Corp. (a)	73	136,770
Intuit, Inc.	272	163,611
Roper Technologies, Inc.	305	175,573
Salesforce, Inc.	524	179,051
Synopsys, Inc. (a)	310	162,899
Workday, Inc. - Class A (a)	692	181,345
		1,862,089

Asset Management & Custody Banks - 3.1%
Ameriprise Financial, Inc.	301	163,551
Bank of New York Mellon Corp.	2,113	181,570
State Street Corp.	1,756	178,445
		523,566

Automotive Retail - 2.1%
AutoZone, Inc. (a)	53	177,561
O'Reilly Automotive, Inc. (a)	139	179,925
		357,486

Biotechnology - 2.0%
AbbVie, Inc.	946	173,969
Amgen, Inc.	612	174,677
		348,646

Building Products - 0.9%
Carrier Global Corp.	2,236	146,190

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Cable & Satellite - 0.8%
Comcast Corp. - Class A	4,006	$134,842

Communications Equipment - 2.2%
Arista Networks, Inc. (a)	1,705	196,467
Cisco Systems, Inc.	2,922	177,073
		373,540
Consumer Finance - 1.1%
American Express Co.	568	180,312

Diversified Support Services - 0.9%
Copart, Inc. (a)	2,730	158,149

Electrical Components & Equipment - 0.9%
Vertiv Holdings Co. - Class A	1,356	158,679

Electronic Manufacturing Services - 1.0%
TE Connectivity PLC	1,147	169,722

Financial Exchanges & Data - 6.0%
CME Group, Inc.	727	171,950
Intercontinental Exchange, Inc.	1,075	171,817
Moody's Corp.	346	172,805
MSCI, Inc.	284	169,483
Nasdaq, Inc.	2,085	171,679
S&P Global, Inc.	331	172,587
		1,030,321

Food Distributors - 1.0%
Sysco Corp.	2,263	165,018

Footwear - 1.9%
Deckers Outdoor Corp. (a)	883	156,609
NIKE, Inc. - Class B	2,197	168,949
		325,558

Health Care Distributors - 2.0%
Cencora, Inc.	688	174,897
McKesson Corp.	275	163,556
		338,453

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Health Care Equipment - 2.1%
Abbott Laboratories	1,457	$186,394
Stryker Corp.	441	172,559
		358,953

Health Care Facilities - 1.0%
HCA Healthcare, Inc.	528	174,192

Homebuilding - 2.5%
Lennar Corp. - Class A	989	129,796
NVR, Inc. (a)	18	144,291
PulteGroup, Inc.	1,281	145,753
		419,840

Household Products - 1.0%
Church & Dwight Co., Inc.	1,571	165,772

Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	561	169,989

Industrial Machinery & Supplies & Components - 0.9%
Illinois Tool Works, Inc.	623	161,457

Insurance Brokers - 2.9%
Aon PLC - Class A	442	163,902
Arthur J Gallagher & Co.	554	167,208
Marsh & McLennan Cos., Inc.	742	160,925
		492,035

Interactive Home Entertainment - 0.8%
Electronic Arts, Inc.	1,057	129,916

Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A	1,024	208,916

Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	2,091	172,968

IT Consulting & Other Services - 3.2%
Accenture PLC - Class A	477	183,621
Cognizant Technology Solutions Corp. - Class A	2,150	177,612

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 3.2% (Continued)
International Business Machines Corp.	761	$194,587
		555,820

Life Sciences Tools & Services - 2.2%
IQVIA Holdings, Inc. (a)	862	173,572
Thermo Fisher Scientific, Inc.	326	194,867
		368,439

Movies & Entertainment - 2.1%
Netflix, Inc. (a)	193	188,515
Walt Disney Co.	1,473	166,537
		355,052

Packaged Foods & Meats - 0.9%
General Mills, Inc.	2,611	157,026

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	2,922	172,252
Eli Lilly & Co.	218	176,815
Merck & Co., Inc.	1,702	168,192
Pfizer, Inc.	6,601	175,059
		692,318

Property & Casualty Insurance - 0.9%
Progressive Corp.	643	158,461

Renewable Electricity - 0.8%
Ormat Technologies, Inc.	2,120	135,998

Research & Consulting Services - 1.0%
Verisk Analytics, Inc.	587	168,727

Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	990	178,547
KLA Corp.	267	197,110
		375,657

Semiconductors - 9.2%
Advanced Micro Devices, Inc. (a)	1,261	146,213
Analog Devices, Inc.	794	168,241
Broadcom, Inc.	1,073	237,422

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Semiconductors - 9.2% (Continued)
Intel Corp.	7,194	$139,779
Marvell Technology, Inc.	1,867	210,709
Micron Technology, Inc.	1,766	161,130
NVIDIA Corp.	1,252	150,328
QUALCOMM, Inc.	1,091	188,667
Texas Instruments, Inc.	861	158,949
		1,561,438

Specialty Chemicals - 2.0%
Ecolab, Inc.	696	174,132
PPG Industries, Inc.	1,391	160,494
		334,626

Steel - 1.0%
Carpenter Technology Corp.	892	172,210

Systems Software - 5.1%
Crowdstrike Holdings, Inc. - Class A (a)	500	199,034
Fortinet, Inc. (a)	1,820	183,602
Oracle Corp.	936	159,176
Palo Alto Networks, Inc. (a)	892	164,503
ServiceNow, Inc. (a)	165	168,033
		874,348

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	729	172,044

Trading Companies & Distributors - 1.7%
Ferguson Enterprises, Inc.	801	145,077
WW Grainger, Inc.	144	153,025
		298,102

Transaction & Payment Processing Services - 5.2%
Block, Inc. (a)	1,956	177,644
Fidelity National Information Services, Inc.	2,028	165,221
Mastercard, Inc. - Class A	325	180,515
PayPal Holdings, Inc. (a)	1,994	176,629
Visa, Inc. - Class A	549	187,647
		887,656

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Water Utilities - 0.9%
American Water Works Co., Inc.	1,264	$157,545
TOTAL COMMON STOCKS (Cost $15,785,358)		16,668,891

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Industrial REITs - 1.0%
Prologis, Inc.	1,484	176,967

Other Specialized REITs - 0.0%(b)
Millrose Properties, Inc. (a)	509	5,644

Retail REITs - 1.0%
Simon Property Group, Inc.	944	164,124
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $352,770)		346,735

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.32% (c)	42,322	42,322
TOTAL SHORT-TERM INVESTMENTS (Cost $42,322)		42,322

TOTAL INVESTMENTS - 100.0% (Cost $16,180,450)		$17,057,948
Other Assets in Excess of Liabilities - 0.0% (b)		2,589
TOTAL NET ASSETS - 100.0%		$17,060,537

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STANCE SUSTAINABLE BETA ETF

Summary of Fair Value Disclosures as of January 31, 2025 (Unaudited)

Stance Sustainable Beta ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$16,668,891	$—	$—	$16,668,891
Real Estate Investment Trusts	346,735	—	—	346,735
Money Market Funds	42,322	—	—	42,322
Total Investments	$17,057,948	$—	$—	$17,057,948

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended January 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.